Trade Receivables - Schedule of Trade Receivables Based on Revenue Recognition (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	RM 37,060,714	$ 8,291,916	RM 15,241,712
Within 3 months [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	30,278,889	6,774,559	13,191,314
More than 3 months but within 6 months [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	3,010,069	673,469	808,830
More than 6 months but within 1 year [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	2,470,419	552,728	950,796
More than 1 year [Member]
Schedule of Trade Receivables Based on Revenue Recognition [Line Items]
Total trade receivables, gross	RM 1,301,337	$ 291,160	RM 290,772